Initial Public Offering	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Text Block [Abstract]
Initial Public Offering
Note
3-Initial

Public
Offering
On January
 12, 2021, the Company consummated its Initial Public Offering of
37,500,000
Units, including
2,500,000
additional Units to partially cover over-allotments, at $
10.00
per Unit, generating gross proceeds of $
375.0
 million, and incurring offering costs of approximately $
21.3
 million, of which approximately $
13.1
 million was in respect of deferred underwriting commission
s

(Note 6).

Eac
h Uni
t consists of one Class A
ordi
nary share, and
one-fourth of one
redeemable warrant (each, a “Public Warrant”). Each Public Warrant entitles the holder to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment (see Note 9).

Note
3-Initial
Public Offering
On January 12, 2021, the Company consummated its Initial Public Offering of 37,500,000 Units, including 2,500,000 additional Units to partially cover over-allotments, at $10.00 per Unit, generating gross proceeds of $375.0 million, and incurring offering costs of approximately $21.3 million, of which approximately $13.1 million was in respect of deferred underwriting commissions (Note 6).
Each Unit consists of one Class A ordinary share, and
one-fourth
of one redeemable warrant (each, a “Public Warrant”). Each Public Warrant entitles the holder to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment (see Note 9).